Reinsurance	12 Months Ended
Dec. 31, 2015
Reinsurance
(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2015	2014	2013
Premiums
Direct	$1,144	$1,178	$1,015
Assumed from other companies	—	—	—
Ceded to other companies	(358)	(347)	(291)

Net	$786	$831	$724

Life, accident and health insurance in force
Direct	$260,465	$241,936	$228,095
Assumed from other companies	5	5	6
Ceded to other companies	(60,976)	(59,588)	(58,310)

Net	$199,494	$182,353	$169,791

Amounts recoverable under reinsurance contracts totaled $647 million, $704 million and $675 million as of December 31, 2015, 2014 and 2013, respectively, and are included in other assets in the consolidated balance sheets.